Average Annual Total Returns	0 Months Ended
Nov. 01, 2011
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares
Average Annual Return:
1 year	0.24%
5 years	0.48%
10 years	3.06%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	0.24%
5 years	0.48%
10 years	3.06%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	1.98%
5 years	1.13%
10 years	3.35%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class B Shares
Average Annual Return:
1 year	(0.57%)
5 years	0.39%
10 years	2.90%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Class C Shares
Average Annual Return:
1 year	3.58%
5 years	0.87%
10 years	3.03%
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | 60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	5.60%
5 years	3.20%
10 years
(Columbia High Yield Municipal Fund - ABC) | (Columbia High Yield Municipal Fund) | Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	7.80%
5 years	2.48%
10 years
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares
Average Annual Return:
1 year	5.42%
5 years	1.68%
10 years	3.78%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	5.42%
5 years	1.68%
10 years	3.78%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	5.52%
5 years	2.19%
10 years	4.03%
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | 60-40 BarCap HY Muni/BarCap Muni (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	5.60%
5 years	3.20%
10 years
(Columbia High Yield Municipal Fund - Z) | (Columbia High Yield Municipal Fund) | Barclays Capital High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	7.80%
5 years	2.48%
10 years
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares
Average Annual Return:
1 year	18.50%
5 years	4.21%
10 years	8.22%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	18.26%
5 years	3.44%
10 years	7.04%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	12.33%
5 years	3.50%
10 years	6.78%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class B Shares
Average Annual Return:
1 year	19.80%
5 years	4.35%
10 years	8.03%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class C Shares
Average Annual Return:
1 year	23.82%
5 years	4.67%
10 years	8.04%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class I Shares
Average Annual Return:
1 year	26.16%
5 years	5.73%
10 years	9.15%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Class R Shares
Average Annual Return:
1 year	25.62%
5 years	5.43%
10 years	8.85%
(Columbia Small Cap Value Fund I - ABCIR) | (Columbia Small Cap Value Fund I) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	24.50%
5 years	3.52%
10 years	8.42%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares
Average Annual Return:
1 year	26.26%
5 years	5.77%
10 years	9.17%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares | returns after taxes on distributions
Average Annual Return:
1 year	25.95%
5 years	4.99%
10 years	7.98%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Class Y Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	17.47%
5 years	4.85%
10 years	7.65%
(Columbia Small Cap Value Fund I - Y) | (Columbia Small Cap Value Fund I) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	24.50%
5 years	3.52%
10 years	8.42%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares
Average Annual Return:
1 year	26.06%
5 years	5.72%
10 years	9.14%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	25.78%
5 years	4.94%
10 years	7.96%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	17.30%
5 years	4.81%
10 years	7.62%
(Columbia Small Cap Value Fund I - Z) | (Columbia Small Cap Value Fund I) | Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	24.50%
5 years	3.52%
10 years	8.42%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares
Average Annual Return:
1 year	1.21%
5 years	4.27%
10 years	4.93%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(0.57%)
5 years	2.63%
10 years	3.13%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	0.82%
5 years	2.68%
10 years	3.14%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Class A Shares | returns before taxes (without sales charges)
Average Annual Return:
1 year	6.29%
5 years	5.30%
10 years	5.45%
(Columbia Bond Fund - R) | (Columbia Bond Fund) | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	6.54%
5 years	5.80%
10 years	5.84%